Retirement Plan (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Periodic Pension Cost [Line Items]
Discount rate	2.00%	2.25%	2.25%
Rate of increase in compensation levels	5.00%	4.00%	5.00%
Expected long-term rate of return on pension assets	2.00%	2.25%	2.00%